Note 10 - Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
	September 30, 2022		September 30, 2021
Gas Marketing	Notional (MMBtu millions)	Maximum Term (Months)	Notional (MMBtu millions)	Maximum Term (Months)
Natural gas futures purchased	76.3	54	103.3	51
Natural gas options purchased, net	3.7	12	7.1	15
Natural gas basis swaps purchased	61.7	39	101.7	27

Gas Utility
Natural gas futures purchased	13.0	12	52.8	12
	September 30, 2022		September 30, 2021
	Notional (MMBtu millions)	Maximum Term (Months)	Notional (MMBtu millions)	Maximum Term (Months)
Natural gas futures purchased	13.0	12	52.8	12

Derivative Instruments, Gain (Loss) [Table Text Block]
Effect of Derivative Instruments on the Consolidated Statements of Income and Comprehensive Income
	Location of Gain (Loss)
	Recorded in Income	2022	2021	2020
Derivatives in Cash Flow Hedging Relationships
Effective portion of gain (loss) recognized in OCI on derivatives:
Interest rate swaps		$56.7	$61.2	$(8.9)
Effective portion of (loss) gain reclassified from AOCI to income:
Interest rate swaps	Interest Expense	$(1.2)	$(1.3)	$(3.2)

Derivatives Not Designated as Hedging Instruments*
Gain (Loss) recognized in income on derivatives:
Natural gas commodity contracts	Operating Expenses: Natural Gas	$52.6	$54.1	$9.2
NYMEX / ICE natural gas contracts	Operating Expenses: Natural Gas	43.3	(77.5)	(11.8)
Total		$95.9	$(23.4)	$(2.6)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
	Derivative Assets*		Derivative Liabilities*
September 30, 2022	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Other: Interest rate swaps	Current Assets: Other	$63.6	Current Liabilities: Other	$—
Subtotal		63.6		—

Derivatives not designated as hedging instruments
Gas Utility:
Natural gas contracts	Current Assets: Other	57.8	Current Liabilities: Other	30.7
Gas Marketing:
NYMEX / ICE natural gas contracts	Current Assets: Other	79.2	Current Liabilities – Other	71.5
	Deferred Charges and Other Assets: Other	12.7	Deferred Credits and Other Liabilities: Other	10.8
Natural gas commodity	Current Assets: Other	53.4	Current Liabilities – Other	55.1
	Deferred Charges and Other Assets: Other	3.1	Deferred Credits and Other Liabilities: Other	10.4
Subtotal		206.2		178.5
Total derivatives		$269.8		$178.5

September 30, 2021
Derivatives designated as hedging instruments
Other: Interest rate swaps	Current Assets: Other	$12.6	Current Liabilities: Other	$5.7
Subtotal		12.6		5.7

Derivatives not designated as hedging instruments
Gas Utility:
Natural gas contracts	Current Assets: Other	104.0	Current Liabilities: Other	0.3
Gas Marketing:
NYMEX / ICE natural gas contracts	Current Assets: Other	93.9	Current Liabilities – Other	50.1
	Deferred Charges and Other Assets: Other	20.8	Deferred Credits and Other Liabilities: Other	11.9
Natural gas commodity	Current Assets: Other	34.1	Current Liabilities – Other	82.5
	Deferred Charges and Other Assets: Other	1.1	Deferred Credits and Other Liabilities: Other	14.2
Subtotal		253.9		159.0
Total derivatives		$266.5		$164.7
Fair Value of Derivative Instruments in the Balance Sheets
	Derivative Assets*		Derivative Liabilities*
September 30, 2022	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments
Natural gas contracts	Current Assets: Other	$57.8	Current Liabilities: Other	$30.7

September 30, 2021
Derivatives not designated as hedging instruments
Natural gas contracts	Current Assets: Other	$104.0	Current Liabilities: Other	$0.3

Derivative Instrument Reconciliation [Table Text Block]
	2022	2021
Fair value of derivative assets presented above	$269.8	$266.5
Fair value of cash margin receivable offset with derivatives	(36.6)	(135.4)
Netting of assets and liabilities with the same counterparty	(117.0)	(73.0)
Total	$116.2	$58.1
Derivative Instrument Assets, per Consolidated Balance Sheets:
Current Assets: Other	$113.1	$57.0
Deferred Charges and Other Assets: Other	3.1	1.1
Total	$116.2	$58.1

Fair value of derivative liabilities presented above	$178.5	$164.7
Netting of assets and liabilities with the same counterparty	(117.0)	(73.0)
Total	$61.5	$91.7
Derivative Instrument Liabilities, per Consolidated Balance Sheets:
Current Liabilities: Other	$51.1	$77.5
Deferred Credits and Other Liabilities: Other	10.4	14.2
Total	$61.5	$91.7
	2022	2021
Fair value of derivative assets presented above	$57.8	$104.0
Fair value of cash margin (payable) receivable offset with derivatives	(27.1)	(103.7)
Netting of assets and liabilities with the same counterparty	(30.7)	(0.3)
Total	$—	$—

Fair value of derivative liabilities presented above	$30.7	$0.3
Netting of assets and liabilities with the same counterparty	(30.7)	(0.3)
Total	$—	$—